Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2013
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Central Index Key	dei_EntityCentralIndexKey	0001006415
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 07, 2014
Document Effective Date	dei_DocumentEffectiveDate	Nov. 07, 2014
Prospectus Date	rr_ProspectusDate	Nov. 07, 2014
The Hartford Balanced Income Fund (Prospectus Summary) | The Hartford Balanced Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBLAX
The Hartford Balanced Income Fund (Prospectus Summary) | The Hartford Balanced Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBLBX
The Hartford Balanced Income Fund (Prospectus Summary) | The Hartford Balanced Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBLCX
The Hartford Balanced Income Fund (Prospectus Summary) | The Hartford Balanced Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBLIX
The Hartford Balanced Income Fund (Prospectus Summary) | The Hartford Balanced Income Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBLRX
The Hartford Balanced Income Fund (Prospectus Summary) | The Hartford Balanced Income Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBLSX
The Hartford Balanced Income Fund (Prospectus Summary) | The Hartford Balanced Income Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBLTX
The Hartford Balanced Income Fund (Prospectus Summary) | The Hartford Balanced Income Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBLVX
The Hartford Balanced Income Fund (Prospectus Summary) | The Hartford Balanced Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBLYX
The Hartford Capital Appreciation Fund (Prospectus Summary) | The Hartford Capital Appreciation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITHAX
The Hartford Capital Appreciation Fund (Prospectus Summary) | The Hartford Capital Appreciation Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHCAX
The Hartford Capital Appreciation Fund (Prospectus Summary) | The Hartford Capital Appreciation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCACX
The Hartford Capital Appreciation Fund (Prospectus Summary) | The Hartford Capital Appreciation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITHIX
The Hartford Capital Appreciation Fund (Prospectus Summary) | The Hartford Capital Appreciation Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITHRX
The Hartford Capital Appreciation Fund (Prospectus Summary) | The Hartford Capital Appreciation Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITHSX
The Hartford Capital Appreciation Fund (Prospectus Summary) | The Hartford Capital Appreciation Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITHTX
The Hartford Capital Appreciation Fund (Prospectus Summary) | The Hartford Capital Appreciation Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITHVX
The Hartford Capital Appreciation Fund (Prospectus Summary) | The Hartford Capital Appreciation Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCAYX
The Hartford Dividend and Growth Fund (Prospectus Summary) | The Hartford Dividend and Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHGIX
The Hartford Dividend and Growth Fund (Prospectus Summary) | The Hartford Dividend and Growth Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITDGX
The Hartford Dividend and Growth Fund (Prospectus Summary) | The Hartford Dividend and Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDGCX
The Hartford Dividend and Growth Fund (Prospectus Summary) | The Hartford Dividend and Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDGIX
The Hartford Dividend and Growth Fund (Prospectus Summary) | The Hartford Dividend and Growth Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDGRX
The Hartford Dividend and Growth Fund (Prospectus Summary) | The Hartford Dividend and Growth Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDGSX
The Hartford Dividend and Growth Fund (Prospectus Summary) | The Hartford Dividend and Growth Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDGTX
The Hartford Dividend and Growth Fund (Prospectus Summary) | The Hartford Dividend and Growth Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDGVX
The Hartford Dividend and Growth Fund (Prospectus Summary) | The Hartford Dividend and Growth Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDGYX
The Hartford Equity Income Fund (Prospectus Summary) | The Hartford Equity Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQIAX
The Hartford Equity Income Fund (Prospectus Summary) | The Hartford Equity Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQIBX
The Hartford Equity Income Fund (Prospectus Summary) | The Hartford Equity Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQICX
The Hartford Equity Income Fund (Prospectus Summary) | The Hartford Equity Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQIIX
The Hartford Equity Income Fund (Prospectus Summary) | The Hartford Equity Income Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQIRX
The Hartford Equity Income Fund (Prospectus Summary) | The Hartford Equity Income Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQISX
The Hartford Equity Income Fund (Prospectus Summary) | The Hartford Equity Income Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQITX
The Hartford Equity Income Fund (Prospectus Summary) | The Hartford Equity Income Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQIVX
The Hartford Equity Income Fund (Prospectus Summary) | The Hartford Equity Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQIYX
The Hartford International Opportunities Fund (Prospectus Summary) | The Hartford International Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHOAX
The Hartford International Opportunities Fund (Prospectus Summary) | The Hartford International Opportunities Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIOBX
The Hartford International Opportunities Fund (Prospectus Summary) | The Hartford International Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIOCX
The Hartford International Opportunities Fund (Prospectus Summary) | The Hartford International Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHOIX
The Hartford International Opportunities Fund (Prospectus Summary) | The Hartford International Opportunities Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHORX
The Hartford International Opportunities Fund (Prospectus Summary) | The Hartford International Opportunities Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHOSX
The Hartford International Opportunities Fund (Prospectus Summary) | The Hartford International Opportunities Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHOTX
The Hartford International Opportunities Fund (Prospectus Summary) | The Hartford International Opportunities Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHOVX
The Hartford International Opportunities Fund (Prospectus Summary) | The Hartford International Opportunities Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAOYX
The Hartford MidCap Fund (Prospectus Summary) | The Hartford MidCap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFMCX
The Hartford MidCap Fund (Prospectus Summary) | The Hartford MidCap Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAMBX
The Hartford MidCap Fund (Prospectus Summary) | The Hartford MidCap Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMDCX
The Hartford MidCap Fund (Prospectus Summary) | The Hartford MidCap Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFMIX
The Hartford MidCap Fund (Prospectus Summary) | The Hartford MidCap Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFMRX
The Hartford MidCap Fund (Prospectus Summary) | The Hartford MidCap Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFMSX
The Hartford MidCap Fund (Prospectus Summary) | The Hartford MidCap Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFMTX
The Hartford MidCap Fund (Prospectus Summary) | The Hartford MidCap Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFMVX
The Hartford MidCap Fund (Prospectus Summary) | The Hartford MidCap Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMDYX
The Hartford Strategic Income Fund (Prospectus Summary) | The Hartford Strategic Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSNAX
The Hartford Strategic Income Fund (Prospectus Summary) | The Hartford Strategic Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSNBX
The Hartford Strategic Income Fund (Prospectus Summary) | The Hartford Strategic Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSNCX
The Hartford Strategic Income Fund (Prospectus Summary) | The Hartford Strategic Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSNIX
The Hartford Strategic Income Fund (Prospectus Summary) | The Hartford Strategic Income Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSNRX
The Hartford Strategic Income Fund (Prospectus Summary) | The Hartford Strategic Income Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSNSX
The Hartford Strategic Income Fund (Prospectus Summary) | The Hartford Strategic Income Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSNTX
The Hartford Strategic Income Fund (Prospectus Summary) | The Hartford Strategic Income Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSNVX
The Hartford Strategic Income Fund (Prospectus Summary) | The Hartford Strategic Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSNYX
The Hartford Small Company Fund (Prospectus Summary) | The Hartford Small Company Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHSAX
The Hartford Small Company Fund (Prospectus Summary) | The Hartford Small Company Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSCBX
The Hartford Small Company Fund (Prospectus Summary) | The Hartford Small Company Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSMCX
The Hartford Small Company Fund (Prospectus Summary) | The Hartford Small Company Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHSIX
The Hartford Small Company Fund (Prospectus Summary) | The Hartford Small Company Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHSRX
The Hartford Small Company Fund (Prospectus Summary) | The Hartford Small Company Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHSSX
The Hartford Small Company Fund (Prospectus Summary) | The Hartford Small Company Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHSUX
The Hartford Small Company Fund (Prospectus Summary) | The Hartford Small Company Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHSVX
The Hartford Small Company Fund (Prospectus Summary) | The Hartford Small Company Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSCYX
The Hartford Total Return Bond Fund (Prospectus Summary) | The Hartford Total Return Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITBAX
The Hartford Total Return Bond Fund (Prospectus Summary) | The Hartford Total Return Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITBBX
The Hartford Total Return Bond Fund (Prospectus Summary) | The Hartford Total Return Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HABCX
The Hartford Total Return Bond Fund (Prospectus Summary) | The Hartford Total Return Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITBIX
The Hartford Total Return Bond Fund (Prospectus Summary) | The Hartford Total Return Bond Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITBRX
The Hartford Total Return Bond Fund (Prospectus Summary) | The Hartford Total Return Bond Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITBUX
The Hartford Total Return Bond Fund (Prospectus Summary) | The Hartford Total Return Bond Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITBTX
The Hartford Total Return Bond Fund (Prospectus Summary) | The Hartford Total Return Bond Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITBVX
The Hartford Total Return Bond Fund (Prospectus Summary) | The Hartford Total Return Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HABYX
The Hartford World Bond Fund (Prospectus Summary) | The Hartford World Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWDAX
The Hartford World Bond Fund (Prospectus Summary) | The Hartford World Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWDCX
The Hartford World Bond Fund (Prospectus Summary) | The Hartford World Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWDIX
The Hartford World Bond Fund (Prospectus Summary) | The Hartford World Bond Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWDRX
The Hartford World Bond Fund (Prospectus Summary) | The Hartford World Bond Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWDSX
The Hartford World Bond Fund (Prospectus Summary) | The Hartford World Bond Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWDTX
The Hartford World Bond Fund (Prospectus Summary) | The Hartford World Bond Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWDVX
The Hartford World Bond Fund (Prospectus Summary) | The Hartford World Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWDYX